Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,420,030
Operating expenses:
Cost of revenues	1,043,174
General and administrative	6,264,087	5,634,150
Depreciation	133,516
Accretion of asset retirement obligation	133,239	133,239
Business Combination transaction expenses	8,398,653
Total operating expenses	15,972,669	5,767,389
Operating loss	(14,552,639)	(5,767,389)
Other income (expense):
Interest and other income (expense)	1,948,281	(102,041)
Change in fair value of derivative liability	173,177	708,869
Total other income (expense)	2,121,458	606,828
Net loss	(12,431,181)	(5,160,561)
Deemed dividend to Class 1 Preferred Units redemption value	(155,423,177)	(53,219,200)
Net loss attributable to noncontrolling interests	87,511
Net loss attributable to Class A Common stockholders or holders of Common Member Units	(167,766,847)	(58,379,761)
Other comprehensive income (loss)
Currency translation adjustment	(1,548,154)	218,908
Comprehensive loss	(13,979,335)	(4,941,653)
Comprehensive loss attributable to noncontrolling interests	87,511
Total comprehensive loss attributable to Class A Common stockholders	$ (13,891,824)	$ (4,941,653)
Weighted average shares of Class A Common Stock outstanding, basic (in Shares)	38,286,170	31,643,646
Weighted average shares of Class A Common Stock outstanding diluted (in Shares)	38,286,170	31,643,646
Net loss per share of Class A Common Stock, basic (in Dollars per share)	$ (4.38)	$ (1.84)
Net loss per share of Class A Common Stock diluted (in Dollars per share)	$ (4.38)	$ (1.84)